UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2008

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 14, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Total Value: $ 467,427 (thousands)


List of Other Included Managers:

	NONE







Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $17,094   2,484,540    SH    SOLE  N/A   1,800,000  N/A    684,540
American International Group Common     026874107   $15,499     358,350    SH    SOLE  N/A     296,100  N/A     62,250
Cia Saneamento Basico        ADR        20441A102   $11,100     250,400    SH    SOLE  N/A     120,000  N/A    130,400
Compugen Ltd                 Common     M25722105   $ 1,861     890,300    SH    SOLE  N/A     257,000  N/A    633,300
Cooper Tire & Rubber         Common     216831107   $17,382   1,161,100    SH    SOLE  N/A     875,000  N/A    286,100
Durect Corporation           Common     266605104   $36,146   6,884,900    SH    SOLE  N/A   5,096,000  N/A  1,788,900
Endocare Inc                 Common     29264P203   $ 2,884     417,951    SH    SOLE  N/A     416,914  N/A      1,037
General Cable Corp           Common     369300108   $27,981     473,690    SH    SOLE  N/A     378,300  N/A     95,390
General Electric Co          Common     369604103   $17,975     485,670    SH    SOLE  N/A     375,100  N/A    110,570
Gerber Scientific Inc        Common     373730100   $19,346   2,176,200    SH    SOLE  N/A   1,643,000  N/A    533,200
Helix Energy Solutions Grp   Common     42330P107   $17,012     540,050    SH    SOLE  N/A     406,600  N/A    133,450
Heska Corp                   Common     42805E108   $13,739   8,640,700    SH    SOLE  N/A   5,679,700  N/A  2,961,000
Home Depot Inc               Common     437076102   $ 4,251     152,000    SH    SOLE  N/A     150,000  N/A      2,000
Horsehead Holding Corp       Common     440694305   $ 5,767     498,000    SH    SOLE  N/A     449,400  N/A     48,600
Inovio Biomedical Corp       Common     45773H102   $   485     505,000    SH    SOLE  N/A     415,800  N/A     89,200
Insteel Industries           Common     45774W108   $ 8,769     754,000    SH    SOLE  N/A     705,000  N/A     49,000
Jmg Exploration Inc          Common     46621A117   $   -        31,000    SH    SOLE  N/A       6,000  N/A     25,000
Journal Register Co          Common     481138105   $ 4,448   8,086,900    SH    SOLE  N/A   4,580,000  N/A  3,506,900
LCC International-Class A    Common     501810105   $ 3,637   2,316,250    SH    SOLE  N/A   1,889,000  N/A    427,250
Libbey Inc                   Common     529898108   $38,974   2,314,350    SH    SOLE  N/A   1,574,000  N/A    740,350
Masco Corp                   Common     574599106   $ 6,226     313,950    SH    SOLE  N/A     306,700  N/A      7,250
Matrixx Initiatives Inc.     Common     576853105   $17,745   1,032,900    SH    SOLE  N/A     802,000  N/A    230,900
Navios Maritime Holdings Inc Common     Y62196103   $ 4,634     499,400    SH    SOLE  N/A     357,000  N/A    142,400
North American Scientific    Common     65715D100   $    16      48,193    SH    SOLE  N/A      38,732  N/A      9,461
Petroleo Brasileiro          ADR        71654V101   $36,662     432,900    SH    SOLE  N/A     361,100  N/A     71,800
Pfizer Inc                   Common     717081103   $   777      37,100    SH    SOLE  N/A      27,000  N/A     10,100
Prb Energy Inc               Common     693535106   $    70     696,485    SH    SOLE  N/A     426,286  N/A    270,199
Precision Castparts Corp     Common     740189105   $ 8,166      80,000    SH    SOLE  N/A      80,000  N/A        -
Providence Service Corp      Common     743815102   $19,862     662,050    SH    SOLE  N/A     507,800  N/A    154,250
Quixote Corp                 Common     749056107   $ 1,972     237,574    SH    SOLE  N/A     225,374  N/A     12,200
Safeguard Scientifics Inc    Common     786449108   $ 7,210   4,839,260    SH    SOLE  N/A   4,700,000  N/A    139,260
Stealthgas Inc               Common     Y81669106   $20,115   1,293,600    SH    SOLE  N/A   1,034,000  N/A    259,600
Telekomunik Indonesia        ADR        715684106   $22,639     539,800    SH    SOLE  N/A     421,200  N/A    118,600
Tier Technologies Inc-Clb    Common     88650Q100   $ 3,392     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $41,947   7,002,770    SH    SOLE  N/A   4,521,500  N/A  2,481,270
Wal-Mart Stores Inc          Common     931142103   $   263       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc          Common     969199108   $11,383     372,000    SH    SOLE  N/A     335,700  N/A     36,300